Equity - Voting rights (Details)	Dec. 31, 2023
Float, issued capital excluding treasury shares, state and employees [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	69.02%
Shareholder ownership percentage of voting rights (as a percent)	58.32%
French State [Member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	22.95%
Shareholder ownership percentage of voting rights (as a percent)	28.95%
French State Group Employees [Member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	7.94%
Shareholder ownership percentage of voting rights (as a percent)	12.73%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	0.09%